Debt - Summary of Actual Financial Ratios as Part of Affirmative Covenants Credit Facility (Detail)	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Actual fixed charge coverage ratio	2.81
Actual secured debt to EBITDA ratio	254.00%
Actual debt to EBITDA ratio	3.96